INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Current and Deferred Portion of Income Tax Expense
	2011	2012	2013
Current income tax expenses	185,001	235,594	284,352
Deferred income tax benefit	(15,559)	(99,289)	(77,355)
Income tax expenses	169,442	136,305	206,997

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate
	2011	2012	2013
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3)%	(1)%	(1)%
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (*)	(2)%	68%	17%
Permanent difference for non-deductible expenses	5%	7%	4%
Withholding tax on earnings no longer considered indefinitely reinvested	7%	21%	6%
Effective CIT rate	32%	120%	51%

* Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 5% as a result of permanent difference arising from the share-based compensation expenses (2012: 21%, 2011: 4%); (ii) a rate of 6% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2012: 26%, 2011: 2%); (iii) a rate of 8% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2012: 19%, 2011: (9)%); (iv) a rate of (3)% as a result of permanent differences arising from foreign exchange gain from monetary assets and liabilities denominated in foreign currencies (2012: (0.1)%, 2011: (1)%).

Deferred Tax Assets and Liabilities
	2012	2013
Deferred tax assets, current:
Tax loss carry forwards	17,547	18,586
Deductible temporary differences related to:
-rental expenses	3,888	4,520
-pre-operating expenses	5,618	5,958
-deferred revenue, current	43,075	43,876
-accruals for customer reward program	1,003	5,453
-others	16,411	7,402
Valuation allowance	(7,173)	(6,956)
	80,369	78,839
Deferred tax assets, non-current:
Tax loss carry forwards	158,124	206,999
Deductible temporary differences related to:
-rental expenses	213,389	229,432
-pre-operating expenses	8,898	6,667
-deferred revenue, non current	8,715	12,779
-unfavorable lease related to acquisitions	91,751	83,640
-impairment loss of property and equipment	42,643	36,587
-others	3,051	3,761
Valuation allowance	(215,809)	(172,301)
	310,762	407,564
Total deferred tax assets	391,131	486,403

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	29,439	52,155

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	273,986	265,400
Other taxable temporary differences	14,335	18,122
	288,321	283,522
Total deferred tax liabilities	317,760	335,677

Aggregate Amount and Per Share Effect of Tax Holidays
	For the years ended December 31,
	2011	2012	2013
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	14,505	354	4,686
Basic ordinary share effect	0.17	0.004	0.05
Diluted ordinary share effect	0.15	0.004	0.05